Item 1. Report to Shareholders

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------
As of 12/31/03

Lipper Large-Cap Core Funds Index   $24,763
Capital Opportunity Fund   $22,638
S&P 500 Stock Index   $28,608

                                                    Lipper
                              S&P 500            Large-Cap              Capital
                                Stock           Core Funds          Opportunity
                                Index                Index                 Fund
--------------------------------------------------------------------------------
11/30/94                          10,000            10,000               10,000
12/94                             10,148            10,093               10,430
12/95                             13,962            13,298               15,281
12/96                             17,168            15,936               17,841
12/97                             22,895            20,594               20,673
12/98                             29,438            26,140               23,712
12/99                             35,633            31,198               26,439
12/00                             32,387            28,899               24,767
12/01                             28,538            25,190               22,264
12/02                             22,231            19,841               17,310
12/03                             28,608            24,763               22,638


Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                          Since
                                                                      Inception
Periods Ended 12/31/03                         1 Year      5 Years     11/30/94
--------------------------------------------------------------------------------

Capital Opportunity Fund                       30.78%       -0.92%        9.41%
S&P 500 Stock Index                            28.68        -0.57        12.27
Lipper Large-Cap Core Funds Index              24.80        -1.08        10.50

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that your fund returned 30.78% in 2003. The fund surpassed its benchmarks, the S&P 500 Stock Index and the Lipper Large-Cap Core Funds Index, as shown in the Performance Comparison table on the preceding page, due to good stock selection as we kept the portfolio fully invested with sector weightings about the same as the S&P 500 Stock Index.

As you know, the fund seeks superior capital appreciation over time by investing primarily in U.S. common stocks. The fund uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Stock Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500.

[Graphic Omitted]

Major Index Returns
--------------------------------------------------------------------------------
Period Ended 12/31/03
                                 12-Month Return
S&P 500 Stock Index                          29%
S&P MidCap 400 Index                         36%
Russell 2000 Index                           47%
Nasdaq Composite Index                       50%

The Major Index Returns chart shows how various domestic market indexes performed over the fund's fiscal year. As you can see, the small-cap Russell 2000 Index and the Nasdaq Composite Index, which is heavily weighted with technology stocks, produced very strong returns in 2003. Large-cap stocks, as measured by the S&P 500 Stock Index, were less robust.

The Best and Worst Contributors table shows the five best and worst contributors to the fund's performance in 2003. Our five largest contributors to fund performance were technology bellwethers Cisco T. Rowe Price Capital Opportunity FundCertified Annual ReportSystems and Intel, financial companies Citigroup and J.P. Morgan Chase, and Tyco International. Our five largest detractors were pharmaceutical company Merck, retailer Kohl's, and telecommunication services companies AT&T, SBC Communications, and Verizon Communications.

Best and Worst Contributors
12 Months Ended 12/31/03

Best Contributors
Cisco Systems
Citigroup
Intel
Tyco International
J.P. Morgan Chase

Worst Contributors
SBC Communications
Merck
AT&T *
Verizon Communications
Kohl's

* Position eliminated

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman
January 20, 2004

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
                             Year
                            Ended
                         12/31/03    12/31/02   12/31/01   12/31/00   12/31/99
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning of period       $   9.23   $  11.91   $  13.26   $  15.69   $  18.11

Investment activities

  Net investment
  income (loss)               0.03       0.03       0.01      (0.01)     (0.01)

  Net realized and
  unrealized gain (loss)      2.81      (2.68)     (1.35)     (0.94)      1.86

  Total from
  investment activities       2.84      (2.65)     (1.34)     (0.95)      1.85

Distributions

  Net investment income      (0.04)     (0.03)     (0.01)         -          -

  Net realized gain              -          -          -      (1.48)     (4.27)

  Total distributions        (0.04)     (0.03)     (0.01)     (1.48)     (4.27)

NET ASSET VALUE

End of period             $  12.03   $   9.23   $  11.91   $  13.26   $  15.69
                          -----------------------------------------------------

Ratios/Supplemental Data

Total return^                30.78%    (22.25)%   (10.10)%    (6.32)%    11.50%

Ratio of total expenses to
average net assets            1.41%      1.37%      1.25%      1.15%      1.26%

Ratio of net investment
income (loss) to average
net assets                    0.30%      0.27%      0.08%     (0.05)%    (0.06)%

Portfolio turnover rate       47.5%      48.2%      53.6%      64.7%     133.1%

Net assets, end of period
(in thousands)            $  75,835  $  57,340  $  76,786  $  93,422  $ 109,057

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Portfolio of Investments (ss.)                       Shares/Par           Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)

COMMON STOCKS   98.9%

CONSUMER DISCRETIONARY   10.8%

Automobiles   0.6%

GM                                                        8,700             465

                                                                            465

Distributors   0.1%

Genuine Parts                                             2,400              80

                                                                             80

Hotels, Restaurants & Leisure   1.3%

Carnival                                                  6,900             274

Darden Restaurants                                        2,250              47

Fairmont Hotels                                           1,300              35

International Game Technology                             4,300             153

McDonald's                                                6,500             161

Multimedia Games *                                        1,600              66

Starbucks *                                               2,800              93

Station Casinos                                           1,300              40

Wendy's                                                   1,300              51

Wynn Resorts *                                            1,200              34

                                                                            954

Household Durables   0.7%

Black & Decker                                              500              25

Fortune Brands                                            2,095             150

Newell Rubbermaid                                        12,100             275

Stanley Works                                             1,300              49

                                                                            499

Internet & Catalog Retail   0.1%

priceline.com *                                           4,100              73

                                                                             73

Leisure Equipment & Products   0.3%

Brunswick                                                 3,300             105

Hasbro                                                    7,400             157

                                                                            262

Media   3.6%

Clear Channel Communications                              9,000             421

Comcast, Class A *                                        2,500              82

Disney                                                   17,100             399

Dow Jones                                                   600              30

EchoStar Communications, Class A *                        5,200             177

Gannett                                                   2,150             192

Knight-Ridder                                             1,500             116

McGraw-Hill                                                 800              56

Meredith                                                    600              29

New York Times, Class A                                   1,900              91

News Corporation  ADR, (1 ADR Represents
4 Preferred Limited Voting Ordinary Shares)               5,100             154

Scripps, Class A                                            600              57

Time Warner *                                            22,100             398

Univision Communications, Class A *                       2,200              87

Viacom, Class B                                          10,000             444

                                                                          2,733

Multiline Retail   1.5%

Dollar Tree Stores *                                      4,340             131

Family Dollar Stores                                      3,900             140

Kohl's *                                                  3,300             148

Target                                                   19,400             745

                                                                          1,164

Specialty Retail   2.6%

AnnTaylor Stores *                                        4,100             160

Bed Bath & Beyond *                                       1,140              49

Best Buy                                                  2,900             152

Christopher & Banks                                       5,600             109

Home Depot                                               20,750             736

Lowe's                                                    3,100             172

O'Reilly Automotive *                                     2,200              84

Ross Stores                                              12,400             328

Staples *                                                 4,100             112

Toys "R" Us *                                             1,500              19

Ultimate Electronics *                                    1,960              15

                                                                          1,936

Total Consumer Discretionary                                              8,166

CONSUMER STAPLES   10.2%

Beverages   2.7%

Anheuser-Busch                                            5,565             293

Coca-Cola                                                19,590             994

Cott *                                                    4,500             126

PepsiCo                                                  14,355             670

                                                                          2,083

Food & Staples Retailing   2.8%

CVS                                                       3,170             115

Sysco                                                     5,400             201

Wal-Mart                                                 27,800           1,475

Walgreen                                                  8,940             325

                                                                          2,116

Food Products   0.6%

Campbell Soup                                             4,680             125

General Mills                                             4,625             210

Heinz                                                     1,245              45

Wrigley                                                   1,000              56

                                                                            436

Household Products   2.3%

Clorox                                                    3,295             160

Colgate-Palmolive                                         3,785             190

Kimberly-Clark                                            3,200             189

Procter & Gamble                                         12,375           1,236

                                                                          1,775


Personal Products   0.4%

Gillette                                                  7,440             273

                                                                            273

Tobacco   1.4%

Altria Group                                             19,460           1,059

                                                                          1,059

Total Consumer Staples                                                    7,742

ENERGY   5.7%

Energy Equipment & Services   0.9%

Baker Hughes                                              3,550             114

FMC Technologies *                                        2,550              60

Grant Prideco *                                           4,600              60

Schlumberger                                              5,850             320

Transocean *                                              4,200             101

                                                                            655

Oil & Gas   4.8%

Amerada Hess                                              2,180             116

Anadarko Petroleum                                        1,794              91

ChevronTexaco                                             7,746             669

Devon Energy                                              1,200              69

EOG Resources                                               900              41

Exxon Mobil                                              54,118           2,219

Marathon Oil                                              2,020              67

Murphy Oil                                                2,600             170

Occidental Petroleum                                      1,070              45

TotalFinaElf ADR                                          1,900             176

                                                                          3,663

Total Energy                                                              4,318

FINANCIALS   20.9%

Capital Markets   4.6%

Charles Schwab                                           11,600             137

Eaton Vance                                               2,700              99

Franklin Resources                                        2,200             114

Goldman Sachs Group                                       4,300             424

Investor's Financial Services                             2,000              77

J.P. Morgan Chase                                        24,800             911

Janus Capital Group                                       3,100              51

Lehman Brothers                                           2,300             178

Mellon Financial                                          5,200             167

Merrill Lynch                                             7,500             440

Morgan Stanley                                            8,800             509

National Financial Partners                               2,500              69

State Street                                              4,800             250

Waddell & Reed Financial, Class A                         2,500              59

                                                                          3,485

Commercial Banks   5.3%

Bank of America                                           9,400             756

Charter One Financial                                     2,400              83

Comerica                                                 12,500             701

First Tennessee National                                  1,200              53

FleetBoston Financial                                     4,500             196

Synovus Financial                                         2,600              75

U.S. Bancorp                                             33,400             995

Wachovia                                                 17,300             806

Wells Fargo                                               6,300             371

                                                                          4,036

Consumer Finance   1.2%

American Express                                         11,900             574

MBNA                                                      7,100             176

SLM Corporation                                           4,300             162

                                                                            912

Diversified Financial Services   2.9%

Citigroup                                                41,700           2,024

Moody's                                                   1,100              66

Principal Financial Group                                 4,500             149

                                                                          2,239

Insurance   5.2%

American International Group                             20,200           1,339

Hartford Financial Services                               3,400             201

Marsh & McLennan                                          5,000             239

MaxRe Capital                                             1,900              43

Ohio Casualty *                                           5,300              92

Protective Life                                           1,200              41

Prudential                                                4,900             205

SAFECO                                                   14,300             557

Scottish Annuity & Life                                   1,900              39

St. Paul Companies                                        5,000             198

Travelers Property Casualty                              52,300             887

UnumProvident                                             4,500              71

                                                                          3,912

Real Estate   0.4%

EastGroup Properties, REIT                                1,200              39

Simon Property Group, REIT                                1,400              65

SL Green Realty, REIT                                     1,900              78

United Dominion Realty Trust, REIT                        4,900              94

                                                                            276

Thrifts & Mortgage Finance   1.3%

Fannie Mae                                                6,500             488

Freddie Mac                                               5,900             344

Radian Group                                              3,400             166

                                                                            998

Total Financials                                                         15,858

HEALTH CARE   13.2%

Biotechnology   1.5%

Amgen *                                                  11,000             680

Biogen Idec *                                             2,330              86

Cephalon *                                                1,260              61

Genentech *                                               1,270             119

Gilead Sciences *                                         1,950             113

MedImmune *                                               3,210              81

                                                                          1,140

Health Care Equipment & Supplies   2.2%

Bausch & Lomb                                             2,100             109

Baxter International                                      3,500             107

Boston Scientific *                                       8,400             309

C. R. Bard                                                  900              73

Guidant                                                   2,700             162

Medtronic                                                 9,800             476

St. Jude Medical *                                        2,000             123

Stryker                                                   1,800             153

Waters Corporation *                                      1,000              33

Zimmer Holdings *                                         1,800             127

                                                                          1,672

Health Care Providers & Services   1.7%

AmerisourceBergen                                           800              45

Anthem *                                                  1,300              98

Cardinal Health                                           3,700             226

HCA                                                       4,700             202

Laboratory Corporation of America *                       4,800             177

Medco *                                                   1,242              42

Omnicare                                                  1,200              49

UnitedHealth Group                                        7,900             460

WellChoice *                                                100               3

                                                                          1,302

Pharmaceuticals   7.8%

Abbott Laboratories                                      11,500             536

Eli Lilly                                                 8,800             619

Forest Laboratories *                                     6,400             396

Johnson & Johnson                                        20,366           1,052

Merck                                                    14,400             665

Pfizer                                                   58,000           2,049

Schering-Plough                                           4,670              81

Watson Pharmaceuticals *                                    800              37

Wyeth                                                    10,200             433

                                                                          5,868

Total Health Care                                                         9,982


INDUSTRIALS & BUSINESS SERVICES   10.5%

Aerospace & Defense   2.1%

Boeing                                                    6,100             257

General Dynamics                                          1,400             126

Honeywell International                                  12,500             418

Lockheed Martin                                           3,200             164

Mercury Computer Systems *                                1,400              35

Northrop Grumman                                          1,400             134

Raytheon                                                  2,900              87

Rockwell Collins                                          1,200              36

United Technologies                                       3,700             351

                                                                          1,608

Air Freight & Logistics   1.1%

Fedex                                                     2,410             162

UPS, Class B                                              8,930             666

                                                                            828

Airlines   0.1%

Delta                                                     3,400              40

Frontier Airlines *                                       3,600              51

                                                                             91

Building Products   0.2%

American Standard *                                         900              91

Masco                                                     3,500              96

                                                                            187

Commercial Services & Supplies   0.8%

Apollo Group, Class A *                                   1,200              82

ChoicePoint *                                               400              15

Exult *                                                  29,080             207

Manpower                                                  1,190              56

Robert Half International *                               1,740              41

Waste Management                                          7,670             227

                                                                            628

Industrial Conglomerates   4.1%

3M                                                        1,500             128

GE                                                       73,000           2,261

Tyco International                                       26,400             700

                                                                          3,089

Machinery   1.6%

Actuant, Class A *                                        3,200             116

Danaher                                                   1,800             165

Deere                                                     2,800             182

Eaton                                                       900              97

Illinois Tool Works                                       3,200             268

ITT Industries                                              700              52

Navistar *                                                1,400              67

Oshkosh Truck                                             2,900             148

Pall                                                      3,600              97

                                                                          1,192

Road & Rail   0.5%

Burlington Northern Santa Fe                              3,600             117

CSX                                                       3,200             115

Union Pacific                                             1,800             125

                                                                            357

Total Industrials & Business Services                                     7,980

INFORMATION TECHNOLOGY   18.1%

Communications Equipment   3.2%

Cisco Systems *                                          59,400           1,443

Comverse Technology *                                     2,400              42

Corning *                                                10,400             109

Motorola                                                 17,500             246

QLogic *                                                  1,900              98

QUALCOMM                                                  5,600             302

Research In Motion *                                      2,700             180

                                                                          2,420

Computer & Peripherals   3.6%

Dell *                                                   27,400             931

Hewlett-Packard                                          30,100             691

IBM                                                       9,500             880

Lexmark International *                                   3,200             252

                                                                          2,754


Electronic Equipment & Instruments   0.3%

CDW                                                       2,400             139

Jabil Circuit *                                           2,900              82

                                                                            221

Internet Software & Services   0.9%

InterActiveCorp *                                         4,700             159

VeriSign *                                                9,000             147

Yahoo! *                                                  7,900             357

                                                                            663

IT Services   1.2%

Accenture, Class A *                                      3,400              90

BearingPoint *                                            7,240              73

Concord EFS *                                             1,300              19

DST Systems *                                             4,250             177

First Data                                                5,700             234

Fiserv *                                                  2,100              83

Paychex                                                   5,580             208

                                                                            884

Semiconductor & Semiconductor Equipment   3.8%

AMIS Holdings *                                           3,400              62

Analog Devices                                            4,300             196

Applied Materials *                                      16,400             368

Intel                                                    27,600             889

Intersil Holding, Class A                                 2,600              65

KLA-Tencor *                                              1,890             111

Linear Technology                                         3,900             164

Maxim Integrated Products                                 5,100             254

Microchip Technology                                      1,800              60

Novellus Systems *                                        2,800             118

Rambus *                                                  2,600              80

Texas Instruments                                        12,400             364

Xilinx *                                                  4,900             190

                                                                          2,921

Software   5.1%

Adobe Systems                                             6,300             248

Cadence Design Systems *                                  5,400              97

Catapult Communications *                                 2,700              39

Intuit *                                                  4,300             227

Mercury Interactive *                                     2,200             107

Microsoft                                                84,300           2,322

Network Associates *                                      6,100              92

Oracle *                                                 33,700             445

Siebel Systems *                                          6,500              90

Symantec *                                                1,200              41

VERITAS Software *                                        3,900             145

                                                                          3,853

Total Information Technology                                             13,716

MATERIALS   3.6%

Chemicals   1.7%

Agrium                                                    7,500             123

Cabot                                                     2,300              73

Dow Chemical                                             10,835             450

DuPont                                                    3,400             156

Great Lakes Chemical                                        800              22

IMC Global                                               18,200             181

Millennium Chemicals                                      6,200              79

Minerals Technologies                                       600              35

Potash Corp./Saskatchewan                                 2,000             173

                                                                          1,292

Metals & Mining   1.2%

Alcoa                                                     7,300             278

BHP Billiton (AUD)                                        8,500              78

Newmont Mining                                            3,500             170

Nucor                                                     6,500             364

Steel Dynamics *                                          1,800              42

                                                                            932

Paper & Forest Products   0.7%

Bowater                                                     800              37

International Paper                                       4,200             181

MeadWestvaco                                              3,200              95

Potlatch                                                  3,300             115

Weyerhaeuser                                              1,200              77

                                                                            505

Total Materials                                                           2,729

TELECOMMUNICATION SERVICES   3.2%

Diversified Telecommunication Services   1.9%

BellSouth                                                 6,400             181

Commonwealth Telephone Enterprises *                      1,800              68

NTL *                                                     2,400             168

Qwest Communications International *                     20,400              88

SBC Communications                                       15,500             404

Verizon Communications                                   15,200             533

                                                                          1,442

Wireless Telecommunication Services   1.3%

Crown Castle International *                              8,000              88

Nextel Communications, Class A *                         16,200             454

Nextel Partners *                                         9,800             132

NII Holdings, Class B *                                   1,600             119

Rogers Wireless Communications, Class B *                 1,900              41

Western Wireless, Class A *                               9,900             182

                                                                          1,016

Total Telecommunication Services                                          2,458

UTILITIES   2.7%

Electric Utilities   2.3%

American Electric Power                                   1,400              43

CenterPoint Energy                                        2,800              27

Edison International *                                    4,700             103

El Paso Electric *                                        5,100              68

Entergy                                                   1,600              91

Exelon                                                    2,000             133

FirstEnergy                                               7,900             278

PG&E *                                                    7,600             211

Pinnacle West Capital                                     2,600             104

PPL                                                       3,300             144

Southern Company                                          3,100              94

Teco Energy                                               2,300              33

TXU                                                      12,500             297

XCEL Energy                                               4,300              73

                                                                          1,699

Gas Utilities   0.1%

NiSource                                                  3,100              68

Multi-Utilities & Unregulated Power   0.3%

Constellation Energy Group                                1,800              71

Duke Energy                                               8,600             176

                                                                            247

Total Utilities                                                           2,014

Total Common Stocks (Cost  $65,880)                                      74,963

SHORT-TERM INVESTMENTS   0.9%

Money Market Fund   0.8%

T. Rowe Price Government Reserve
Investment Fund, 0.94% #                                634,772             635
                                                                            635

U.S. Treasury Obligations   0.1%

U.S. Treasury Bills, 0.995%, 3/18/04 !!                 100,000             100

                                                                            100

Total Short-Term Investments (Cost  $735)                                   735

Total Investments in Securities

99.8% of Net Assets (Cost $66,615)                                      $75,698
                                                                        -------

Futures Contracts
--------------------------------------------------------------------------------
($ 000s)
                                                      Contract     Unrealized
                                          Expiration     Value    Gain (Loss)
                                          ----------  --------    -----------

Long, 13 S&P MINI 500 Index contracts,
$60 par of 0.995% U.S. Treasury Bills
pledged as initial margin                   3/04      $   722     $       31

Net payments (receipts) of variation
margin to date                                                           (29)

Variation margin receivable (payable)
on open futures contracts                                         $        2

(ss.)   Denominated in U.S. dollar unless otherwise noted

    #   Seven-day yield

    *   Non-income producing

   !! All or a portion of this security is pledged to cover margin requirements on futures contracts at December 31, 2003

  ADR   American Depository Receipts

  AUD   Australian dollar

 REIT   Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $66,615)                 $    75,698

Other assets                                                               310

Total assets                                                            76,008

Liabilities

Total liabilities                                                          173

NET ASSETS                                                         $    75,835
                                                                   -----------

Net Assets Consist of:

Undistributed net realized gain (loss)                             $   (18,179)

Net unrealized gain (loss)                                               9,114

Paid-in-capital applicable to 6,302,759 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                         84,900

NET ASSETS                                                         $    75,835
                                                                   -----------

NET ASSET VALUE PER SHARE                                          $     12.03
                                                                   -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                          Ended
                                                                       12/31/03
--------------------------------------------------------------------------------

Investment Income (Loss)

Income

  Dividend                                                          $     1,102

  Interest                                                                    1

  Total income                                                            1,103

Expenses

  Investment management                                                     431

  Shareholder servicing                                                     241

  Custody and accounting                                                    139

  Registration                                                               55

  Prospectus and shareholder reports                                         16

  Legal and audit                                                            14

  Directors                                                                   5

  Miscellaneous                                                               5

  Net expenses                                                              906

Net investment income (loss)                                                197

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             (2,115)

  Futures                                                                   133

  Net realized gain (loss)                                               (1,982)

Change in net unrealized gain (loss)

  Securities                                                             19,496

  Futures                                                                    41

  Change in net unrealized gain (loss)                                   19,537

Net realized and unrealized gain (loss)                                  17,555

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $    17,752
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                             Year
                                                            Ended
                                                         12/31/03      12/31/02
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                         $      197    $      177

  Net realized gain (loss)                                 (1,982)       (7,344)

  Change in net unrealized gain (loss)                     19,537        (9,530)

  Increase (decrease) in net assets from operations        17,752       (16,697)

Distributions to shareholders

  Net investment income                                      (251)         (186)

Capital share transactions *

  Shares sold                                              12,654        11,016

  Distributions reinvested                                    244           181

  Shares redeemed                                         (11,904)      (13,760)

  Increase (decrease) in net assets from capital
  share transactions                                          994        (2,563)

Net Assets

Increase (decrease) during period                          18,495       (19,446)

Beginning of period                                        57,340        76,786

End of period                                          $   75,835    $   57,340
                                                       -------------------------

*Share information

  Shares sold                                               1,227         1,054

  Distributions reinvested                                     21            19

  Shares redeemed                                          (1,156)       (1,308)

  Increase (decrease) in shares outstanding                    92          (235)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Capital Opportunity Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on November 30, 1994. The fund seeks superior capital appreciation over time by investing primarily in U.S. common stocks.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $8,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the year ended December 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $30,992,000 and $30,211,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 totaled $251,000 and were characterized as ordinary income for tax purposes. At December 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------
Unrealized appreciation                                       $   12,892,000
Unrealized depreciation                                           (3,859,000)
Net unrealized appreciation (depreciation)                         9,033,000
Capital loss carryforwards                                       (18,098,000)
Paid-in capital                                                   84,900,000

Net assets                                                    $   75,835,000
                                                              --------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of December 31, 2003, the fund had $8,374,000 of capital loss carryforwards that expire in 2009, $6,883,000 that expire in 2010, and $2,841,000 that expire 2011.

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------
Undistributed net investment income                           $       54,000
Undistributed net realized gain                                        8,000
Paid-in capital                                                      (62,000)

At December 31, 2003, the cost of investments for federal income tax purposes was $66,696,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At December 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $42,000.

The fund is also subject to a contractual expense limitation effective May 1, 2003 through April 30, 2005. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.35%. Through April 30, 2007, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. For the period May 1, 2003 through December 31, 2003, the fund operated below its expense limitation and, at year end, no amounts were subject to future reimbursement by the fund.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $253,000 for the year ended December 31, 2003, of which $28,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $7,000.

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Capital Opportunity Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Capital Opportunity Fund, Inc. (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $251,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $251,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Capital Opportunity Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)               Principal Occupation(s) During Past 5 Years
Year Elected *                and Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1/28/45)                     Chief Executive Officer, The Rouse Company,
2001                          real estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1/27/43)                     acquisition and management advisory firm
1994

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(4/9/38)                      Resources Corp. (5/00 to present), and
1994                          Pacific Rim Mining Corp. (2/02 to present);
                              Chairman and President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(9/21/43)                     Client Services, Marsh Inc.; Managing Director and
2003                          Head of International Private Banking, Bankers
                              Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(8/22/34)                     Inc., consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                    a real estate investment company; Senior Advisor
2001                          and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties Trust,
                              Host Marriott Corp., and The Rouse Company

Hubert D. Vos **              Owner/President, Stonington Capital Corp.,
(8/2/33)                      a private investment company
1994

Paul M. Wythes **             Founding Partner, Sutter Hill Ventures, a
(6/23/33)                     venture capital limited partnership, providing
1994                          equity capital to young high-technology companies
                              throughout the United States; Director,
                              Teltone Corp.

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

** Retired from Board of Directors effective December 31, 2003.

Inside Directors

Name
(Date of Birth)
Year Elected *
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

John H. Laporte, CFA          Director and Vice President, T. Rowe Price
(7/26/45)                     Group, Inc.; Vice President, T. Rowe Price
1994
[15]

James S. Riepe                Director and Vice President, T. Rowe Price;
(6/25/43)                     Vice Chairman of the Board, Director, and Vice
1994                          President, T. Rowe Price Group, Inc.; Chairman
[107]                         of the Board and Director, T. Rowe Price
                              Global Asset Management Limited, T. Rowe Price
                              Global Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe
                              Price Services, Inc.; Chairman of the Board,
                              Director, President, and Trust Officer, T. Rowe
                              Price Trust Company; Director, T. Rowe Price
                              International, Inc.; Chairman of the Board,
                              Capital Opportunity Fund

M. David Testa, CFA, CIC      Chief Investment Officer, Director, and Vice
(4/22/44)                     President, T. Rowe Price; Vice Chairman of the
1997                          Board, Chief Investment Officer, Director, and
[107]                         Vice President, T. Rowe Price Group, Inc.;
                              Chairman of the Board and Director, T. Rowe Price
                              International, Inc.; Director, T. Rowe Price
                              Global Asset Management Limited and T. Rowe Price
                              Global Investment Services Limited; Director and
                              Vice President, T. Rowe Price Trust Company; Vice
                              President, Capital Opportunity Fund

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Jeffrey A. Arricale, CPA (4/11/71)      Vice President, T. Rowe Price; formerly
Vice President, Capital                 Manager, Assurance, KPMG LLP (to 1999);
Opportunity Fund                        student, The Wharton School, University
                                        of Pennsylvania (to 2001)

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, Capital                 Price Group, Inc., and T. Rowe Price
Opportunity Fund                        Trust Company

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, Capital Opportunity Fund     Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Roger L. Fiery III, CPA (2/10/59)       Vice President, T. Rowe Price, T. Rowe
Vice President, Capital                 Price Group, Inc., T. Rowe Price
Opportunity Fund                        International, Inc., and T. Rowe Price
                                        Trust Company

David R. Giroux, CFA (6/8/75)           Vice President, T. Rowe Price and
Vice President, Capital                 T. Rowe Price Group, Inc.
Opportunity Fund

Jill L. Hauser (6/23/58)                Vice President, T. Rowe Price and
Vice President, Capital                 T. Rowe Price Group, Inc.
Opportunity Fund

Michael W. Holton (9/25/68)             Vice President, T. Rowe Price and
Vice President, Capital                 T. Rowe Price Group, Inc.
Opportunity Fund

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, Capital                 Price Group, Inc., T. Rowe Price
Opportunity Fund                        Investment Services, Inc., T. Rowe Price
                                        Services, Inc., and T. Rowe Price Trust
                                        Company; Vice President, T. Rowe Price,
                                        T. Rowe Price International, Inc., and
                                        T. Rowe Price Retirement Plan Services,
                                        Inc.

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe Price
Secretary, Capital Opportunity Fund     and T. Rowe Price Investment Services,
                                        Inc.

Philip A. Nestico (8/3/76)              Assistant Vice President, T. Rowe Price
Vice President, Capital Opportunity
Fund

William J. Stromberg, CFA (3/10/60)     Vice President, T. Rowe Price and
President, Capital Opportunity Fund     T. Rowe Price Group, Inc.

Julie L. Waples (5/12/70)               Vice President, T. Rowe Price
Vice President, Capital Opportunity
Fund

Richard T. Whitney, CFA (5/7/58)        Vice President, T. Rowe Price, T. Rowe
Vice President, Capital                 Price Group, Inc., T. Rowe Price
Opportunity Fund                        Trust Company, and T. Rowe Price
                                        International, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                              $7,582                $8,607
     Audit-Related Fees                         452                    --
     Tax Fees                                 1,969                 2,084
     All Other Fees                             124                   131

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Opportunity Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 13, 2004